Investments (Gross Unrealized Losses And Fair Value Of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	$ 276,444	$ 142,874
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	8,087	867
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	13,498	42,660
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,015	2,650
Securities available-for-sale, Total, Estimated Fair Value	289,942	185,534
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	9,102	3,517
Obligations of states and political subdivisions
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	35,108	2,406
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	1,474	5
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0	128
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	2
Securities available-for-sale, Total, Estimated Fair Value	35,108	2,534
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	1,474	7
U.S. Government agencies
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	225,530	129,612
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	6,099	688
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	8,527	34,044
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	461	1,333
Securities available-for-sale, Total, Estimated Fair Value	234,057	163,656
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	6,560	2,021
Trust preferred securities
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	4,971	4,769
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	554	1,155
Securities available-for-sale, Total, Estimated Fair Value	4,971	4,769
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	554	1,155
Corporate securities
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	14,306	10,856
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	478	174
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0	2,231
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	147
Securities available-for-sale, Total, Estimated Fair Value	14,306	13,087
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	478	321
Investment funds
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,500	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	36	0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0	1,488
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	13
Securities available-for-sale, Total, Estimated Fair Value	1,500	1,488
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 36	$ 13